CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Sales revenues
Total sales revenues	¥ 37,154,298	¥ 31,379,507	¥ 27,214,594
Costs and expenses
Selling, general and administrative	3,587,990	2,975,977	2,634,625
Total costs and expenses	34,429,273	28,383,811	25,016,845
Operating income	2,725,025	2,995,697	2,197,748
Share of profit (loss) of investments accounted for using the equity method	643,063	560,346	351,029
Other finance income	379,350	334,760	435,229
Other finance costs	(125,113)	(43,997)	(47,537)
Foreign exchange gain (loss), net	124,516	216,187	15,142
Other income (loss), net	(78,109)	(72,461)	(19,257)
Income before income taxes	3,668,733	3,990,532	2,932,354
Income tax expense	1,175,765	1,115,918	649,976
Net income	2,492,967	2,874,614	2,282,378
Net income attributable to
Toyota Motor Corporation	2,451,318	2,850,110	2,245,261
Non-controlling interests	41,650	24,504	37,118
Net income	¥ 2,492,967	¥ 2,874,614	¥ 2,282,378
Earnings per share attributable to Toyota Motor Corporation
Basic	¥ 179.47	¥ 205.23	¥ 160.65
Diluted	¥ 179.47	¥ 205.23	¥ 158.93
Sales of products [Member]
Sales revenues
Total sales revenues	¥ 34,367,619	¥ 29,073,428	¥ 25,077,398
Costs and expenses
Cost of goods and services sold	29,128,561	24,250,784	21,199,890
Financial services [Member]
Sales revenues
Total sales revenues	2,786,679	2,306,079	2,137,195
Costs and expenses
Cost of goods and services sold	¥ 1,712,721	¥ 1,157,050	¥ 1,182,330